UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment:          |_|; Amendment Number: ____

This Amendment (Check only one):  |_| is a restatement
                                  |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Everest Capital LLC

Address:  Everest Capital LLC
          2601 South Bayshore Drive
          Suite 1700
          Miami, FL 33133


13F File Number:  028-13995


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm Stott
Title:  Chief Operating Officer
Phone:  (305) 666-1700

Signature, Place and Date of Signing:

   /s/ Malcolm Stott             Miami, Florida             February 14, 2012
-----------------------     ------------------------     -----------------------
      [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

        NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        35

Form 13F Information Table Value Total:  $887,816
                                         (thousands)


List of Other Included Managers:

        Form 13F File Number          Name

        NONE.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                            COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7   COLUMN 8
                                                                 Market                SH/  Put/   Investment    Other      Voting
Name of Issuer                   Title of Class       CUSIP      Value       Shares    PRN  Call   Discretion   Managers   Authority
----------------------------    ----------------    ---------   --------    ---------  ---  ----   ----------   --------   ---------
AMERICA MOVIL SAB DE CV         SPON ADR L SHS      02364W105     4,271       189,000   SH            SOLE        NONE       189,000
ANADARKO PETE CORP              COM                 032511107     3,785        49,592   SH            SOLE        NONE        49,592
APPLE INC                       COM                 037833100    15,026        37,100   SH            SOLE        NONE        37,100
ASCENA RETAIL GROUP INC         COM                 04351G101     6,283       211,400   SH            SOLE        NONE       211,400
BAIDU INC                       SPON ADR REP A      056752108    40,089       344,200   SH            SOLE        NONE       344,200
BANCO BRADESCO S A              SP ADR PFD NEW      059460303    19,252     1,154,200   SH            SOLE        NONE     1,154,200
BANCOLOMBIA S A                 SPON ADR PREF       05968L102     1,787        30,000   SH            SOLE        NONE        30,000
BARRICK GOLD CORP               COM                 067901108    12,761       282,000   SH            SOLE        NONE       282,000
CELANESE CORP DEL               COM SER A           150870103    19,497       440,400   SH            SOLE        NONE       440,400
COPA HOLDINGS SA                CL A                P31076105     7,144       121,770   SH            SOLE        NONE       121,770
DESARROLLADORA HOMEX S A DE     SPONSORED ADR       25030W100     1,011        59,900   SH            SOLE        NONE        59,900
DSW INC                         CL A                23334L102     3,263        73,800   SH            SOLE        NONE        73,800
FORD MTR CO DEL                 COM PAR $0.01       345370860    14,198     1,319,500   SH            SOLE        NONE     1,319,500
GOLDCORP INC NEW                COM                 380956409    14,381       325,000   SH            SOLE        NONE       325,000
IAMGOLD CORP                    COM                 450913108     1,726       108,900   SH            SOLE        NONE       108,900
ISHARES INC                     MSCI BRAZIL         464286400    70,481     1,228,100   SH            SOLE        NONE     1,228,100
ISHARES INC                     MSCI BRAZIL         464286400   208,963     3,641,100       CALL      SOLE        NONE     3,641,100
ISHARES INC                     MSCI MEX INVEST     464286822    47,110       876,300   SH            SOLE        NONE       876,300
ISHARES TR                      FTSE CHINA25 IDX    464287184    46,740     1,340,400   SH            SOLE        NONE     1,340,400
ISHARES TR                      MSCI EMERG MKT      464287234   105,968     2,793,050   SH            SOLE        NONE     2,793,050
ITAU UNIBANCO HLDG SA           SPON ADR REP PFD    465562106    20,691     1,114,800   SH            SOLE        NONE     1,114,800
IVANHOE MINES LTD               COM                 46579N103    18,606     1,050,000   SH            SOLE        NONE     1,050,000
LYONDELLBASELL INDUSTRIES N     SHS - A -           N53745100    20,136       619,750   SH            SOLE        NONE       619,750
MECHEL OAO                      SPONSORED ADR       583840103     2,680       315,300   SH            SOLE        NONE       315,300
NETEASE COM INC                 SPONSORED ADR       64110W102    10,078       224,700   SH            SOLE        NONE       224,700
NEWMONT MINING CORP             COM                 651639106    20,909       348,430   SH            SOLE        NONE       348,430
NEWS CORP                       CL B                65248E203     6,565       361,100   SH            SOLE        NONE       361,100
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR       71654V408     7,671       308,700   SH            SOLE        NONE       308,700
PRICESMART INC                  COM                 741511109    24,851       357,100   SH            SOLE        NONE       357,100
SELECT SECTOR SPDR TR           SBI INT-INDS        81369Y704    74,145     2,196,900   SH            SOLE        NONE     2,196,900
SOTHEBYS                        COM                 835898107     1,853        64,949   SH            SOLE        NONE        64,949
SOUTHERN COPPER CORP            COM                 84265V105     2,648        87,750   SH            SOLE        NONE        87,750
UNITED STATES STL CORP NEW      COM                 912909108    13,825       522,500   SH            SOLE        NONE       522,500
VALE S A                        ADR                 91912E105    13,151       613,100   SH            SOLE        NONE       613,100
VIACOM INC NEW                  CL B                92553P201     6,271       138,100   SH            SOLE        NONE       138,100




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